SHARE-BASED COMPENSATION - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee and Non-employee RSUs
Additional information
Fair value of RSUs vested	¥ 31,116	¥ 15,476	¥ 73,068
Employees
Additional information
Unrecognized share-based compensation expenses	¥ 1,876
Recording period for unrecognized deemed dividends	9 months 18 days
Related Party | CreditEase and its consolidated subsidiaries and VIEs | Employees
Additional information
Unrecognized deemed dividend	¥ 609
Recording period for unrecognized deemed dividends	9 months 18 days